Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net income from continuing operations	$ 2,389,000	$ 2,282,000
Net income (loss) from discontinued operations	406,000	(262,000)
Net income	2,795,000	2,020,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for Loan, Lease, and Other Losses	1,534,000	157,000
Depreciation expense	602,000	425,000
Amortization, net	59,000	461,000
Accretion of deferred loan fees and costs, net	(228,000)	(564,000)
Deferred income taxes	97,000	351,000
Stock-based compensation expense	242,000	225,000
Net gain on loans sold	(3,699,000)	(2,620,000)
Loans held for sale-originations	(134,348,000)	(77,397,000)
Loans held for sale-proceeds	135,141,000	79,422,000
Gain on the sale of SBA loans	(453,000)	(468,000)
Increase in the cash surrender value of bank-owned life insurance	(118,000)	(103,000)
Gain on sale of premises and equipment	(1,485,000)	0
Changes in assets and liabilities which provided (used) cash:
Accrued interest receivable	(459,000)	(40,000)
Prepaid expenses and other assets	(2,760,000)	(370,000)
Accrued interest payable	395,000	522,000
Accrued expenses and other liabilities	2,946,000	(1,638,000)
Net Cash Provided by Operating Activities of Continuing Operations	261,000	383,000
Net Cash Provided by Operating Activities of Discontinued Operations	32,350,000	77,977,000
Net Cash Provided by Operating Activities	32,611,000	78,360,000
Cash Flows from Investing Activities
Maturity of interest-earning time deposits	0	(1,780,000)
Redemption of interest-earning time deposits	1,000,000	3,701,000
Principal repayments on investment securities available for sale	688,000	645,000
Net decrease (increase) in loans receivable	24,312,000	18,727,000
Proceeds from the sale of Oakmont Capital Holdings, LLC	4,300,000	0
Purchase of Federal Home Loan Bank stock	(4,427,000)	(2,980,000)
Redemption of Federal Home Loan Bank stock	3,687,000	8,107,000
Sale (purchase) of premises and equipment	1,914,000	(486,000)
Net Cash Provided by Investing Activities of Continuing Operations	31,474,000	25,934,000
Net Cash Provided by Investing Activities of Discontinued Operations	0	0
Net Cash Provided by Investing Activities	31,474,000	25,934,000
Cash Flows from Financing Activities
Net (decrease) increase in demand deposits, money markets, and savings accounts	(145,494,000)	53,704,000
Net increase in certificate accounts	67,047,000	17,892,000
(Decrease) increase in advances from borrowers for taxes and insurance	(609,000)	(298,000)
Proceeds from (repayment of) Federal Home Loan Bank short-term borrowings	45,000,000	(93,200,000)
Proceeds from Federal Home Loan Bank long-term borrowings	0	20,000,000
Repayment of Federal Home Loan Bank long-term borrowings	(26,167,000)	(57,000,000)
(Repayment of) proceeds from Federal Reserve Bank short-term borrowings	0	(7,000,000)
Net proceeds from subordinated debt	42,000	13,742,000
Contribution of shares to ESOP	0	150,000
Proceeds from issuance of unallocated shares from authorized shares	2,448,000	1,645,000
Purchase of treasury stock	(150,000)	(433,000)
Proceeds from the reissuance of treasury stock under 401(k) plan	119,000	289,000
Proceeds from the exercise of stock options	0	942,000
Dividends paid	(1,338,000)	(1,154,000)
Net Cash Used in Financing Activities	(59,102,000)	(50,721,000)
Net Increase in Cash and Cash Equivalents	4,983,000	53,573,000
Cash and Cash Equivalents – Beginning of Year	58,006,000	4,433,000
Cash and Cash Equivalents – End of Year	62,989,000	58,006,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	25,224,000	25,785,000
Cash payments for income taxes	840,000	2,659,000
Initial recognition of operating lease right-of use assets	2,728,000	1,510,000
Initial recognition of operating lease obligations	2,728,000	1,510,000
Transfer of loans held for investment to loans held for sale	(57,843,000)	0
Net increase in loans receivable from transfer of loans held for investment to loans held for sale	57,843,000	0
Transfer of loans from Oakmont Capital Holdings, LLC	$ 4,388,000	$ 0